General and administrative expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
General and Administrative Expenses
Occupancy expenses	SFr 231	SFr 263	SFr 237	SFr 494	SFr 465
IT, machinery, etc.	383	373	357	756	707
Provisions and losses	273	57	133	330	205
Travel and entertainment	32	29	28	61	96
Professional services	454	373	377	827	752
Amortization and impairment of other intangible assets	2	2	1	4	3
Other	214	279	307	493	558
General and administrative expenses	1,589	1,376	1,440	2,965	2,786
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	SFr (42)	SFr (52)	SFr (40)	(94)	(80)
Bank
General and Administrative Expenses
Occupancy expenses				449	415
IT, machinery, etc.				597	561
Provisions and losses				330	203
Travel and entertainment				52	85
Professional services				1,609	1,481
Amortization and impairment of other intangible assets				4	3
Other				623	747
General and administrative expenses				3,664	3,495
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component				SFr (10)	SFr 1